Equity Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Based Compensation
EQUITY BASED COMPENSATION
The Company adopted the RGA Flexible Stock Plan (the “Plan”) in February 1993, as amended, and the Flexible Stock Plan for Directors (the “Directors Plan”) in January 1997, as amended, (collectively, the “Stock Plans”). The Stock Plans provide for the award of benefits (collectively “Benefits”) of various types, including stock options, stock appreciation rights (“SARs”), restricted stock, performance shares, cash awards, and other stock-based awards, to key employees, officers, directors and others performing significant services for the benefit of the Company or its subsidiaries. As of December 31, 2013, shares authorized for the granting of Benefits under the Plan and the Directors Plan totaled 13,360,077 and 212,500 respectively. The Company uses treasury shares or shares made available from authorized but unissued shares to support the future exercise of options or settlement of awards granted under its stock plans.
Equity-based compensation expense of $20.3 million, $28.5 million, and $23.1 million related to grants or awards under the Stock Plans was recognized in 2013, 2012 and 2011, respectively. Equity-based compensation expense is principally related to the issuance of stock options, performance contingent restricted units, stock appreciation rights and restricted stock.
In general, options granted under the Plan become exercisable over vesting periods ranging from one to five years while options granted under the Directors Plan become exercisable after one year. Options are generally granted with an exercise price equal to the stock’s fair value at the date of grant and expire 10 years after the date of grant. Information with respect to grants under the Stock Plans follows.

	Stock Options
	Number of Options	Weighted-Average Exercise Price	Aggregate Intrinsic Value (in millions)	Performance Contingent Units
Outstanding January 1, 2011	3,382,316	$41.91		701,542
Granted	503,259	$59.74		222,580
Exercised / Lapsed	(736,452)	$35.26		(146,638)
Forfeited	(42,243)	$45.50		(21,818)
Outstanding December 31, 2011	3,106,880	$46.30		755,666
Granted	685,331	$56.65		257,679
Exercised / Lapsed	(287,485)	$29.96		(282,035)
Forfeited	(50,331)	$52.89		(25,980)
Outstanding December 31, 2012	3,454,395	$49.63		705,330
Granted	748,577	$58.77		261,322
Exercised / Lapsed	(811,684)	$44.89		(224,377)
Forfeited	(40,028)	$53.85		(29,934)
Outstanding December 31, 2013	3,351,260	$52.77	$20.1	712,341
Options exercisable	2,228,677	$50.64	$18.1

The intrinsic value of options exercised was $11.3 million, $11.2 million, and $12.5 million for 2013, 2012 and 2011, respectively.

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding as of 12/31/2013	Weighted-Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Number Exercisable as of 12/31/2013	Weighted-Average Exercise Price
$25.00 - $34.99	430,897	5.0	$32.20	430,897	$32.20
$35.00 - $44.99	726	—	$39.61	726	$39.61
$45.00 - $54.99	621,030	4.5	$47.20	498,191	$47.25
$55.00 +	2,298,607	7.2	$58.13	1,298,863	$58.07
Totals	3,351,260	6.4	$52.77	2,228,677	$50.64

The Black-Scholes model was used to determine the fair value recognized in the financial statements of stock options that have been granted. The Company used daily historical volatility when calculating stock option values. The benchmark rate is based on observed interest rates for instruments with maturities similar to the expected term of the stock options. Dividend yield is determined based on historical dividend distributions compared to the price of the underlying common stock as of the valuation date and held constant over the life of the stock options. The Company estimated expected life using the historical average years to exercise or cancellation. The per share weighted-average fair value of stock options granted during 2013, 2012 and 2011 was $18.58, $19.65 and $22.73 on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions: 2013-expected dividend yield of 1.63%, benchmark interest rate of 1.36%, expected life of 6.8 years, and an expected rate of volatility of the stock of 35.4% over the expected life of the options; 2012—expected dividend yield of 1.27%, benchmark interest rate of 1.38%, expected life of 6.7 years, and an expected rate of volatility of the stock of 37.2% over the expected life of the options; and 2011- expected dividend yield of 0.80%, benchmark interest rate of 2.81%, expected life of 6.7 years, and an expected rate of volatility of the stock of 35.0% over the expected life of the options.
During 2013, 2012 and 2011 the Company also issued 261,322, 257,679 and 222,580 performance contingent units (“PCUs”) to key employees at a weighted average fair value per unit of $58.77, $56.65 and $59.74, respectively. As of December 31, 2013, 257,628, 247,147 and 207,566 PCUs were outstanding from the 2013, 2012 and 2011 grants, respectively. Each PCU represents the right to receive up to two shares of Company common stock, depending on the results of certain performance measures over a three-year period. The compensation expense related to the PCUs is recognized ratably over the requisite performance period. In February 2013 and 2012, the board approved a 1.513 and 1.31 share payout for each PCU granted in 2010 and 2009, resulting in the issuance of 339,483 and 362,642 shares of common stock from treasury, respectively.
As of December 31, 2013, the total compensation cost of non-vested awards not yet recognized in the financial statements was $27.3 million. It is estimated that these costs will vest over a weighted average period of 1.9 years.
The majority of the awards granted each year under the board approved incentive compensation package and Directors Plan are made in the first quarter of each year.